Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

November 30, 2019

IBF-QTLY-0120
1.813081.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.3%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.8% 2/17/21	$7,750	$7,818
3% 6/30/22	2,110	2,152
3.4% 5/15/25	4,920	5,137
3.6% 2/17/23	5,410	5,652
SBA Tower Trust 3.156% 10/8/20 (a)	4,730	4,762
Verizon Communications, Inc.:
2.946% 3/15/22	2,884	2,951
3.125% 3/16/22	5,300	5,441
		33,913
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,311
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	4,556	4,589
4.464% 7/23/22	6,000	6,295
4.908% 7/23/25	4,820	5,286
Comcast Corp. 3.95% 10/15/25	3,064	3,341
		19,511

TOTAL COMMUNICATION SERVICES		55,735

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.1%
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,880	5,887
2.85% 1/6/22 (a)	3,657	3,699
General Motors Financial Co., Inc.:
2.65% 4/13/20	4,423	4,431
3.25% 1/5/23	5,500	5,589
4.15% 6/19/23	6,023	6,305
4.35% 4/9/25	6,000	6,321
		32,232
Household Durables - 0.4%
Lennar Corp. 2.95% 11/29/20	6,000	6,030
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,778
		10,808
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,358	2,366
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	7,200	7,597
Specialty Retail - 0.1%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,398

TOTAL CONSUMER DISCRETIONARY		56,401

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	6,446	6,683
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	2,876	3,131
Molson Coors Brewing Co.:
3% 7/15/26	5,500	5,530
3.5% 5/1/22	4,144	4,253
		19,597
Food Products - 0.4%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,105
General Mills, Inc. 3.7% 10/17/23	5,017	5,293
		9,398
Tobacco - 1.0%
Altria Group, Inc.:
3.8% 2/14/24	2,534	2,663
4.8% 2/14/29	6,750	7,463
BAT International Finance PLC 3.5% 6/15/22 (a)	2,000	2,057
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,300	8,333
3.75% 7/21/22 (a)	4,789	4,932
Reynolds American, Inc. 4% 6/12/22	2,191	2,280
		27,728

TOTAL CONSUMER STAPLES		56,723

ENERGY - 4.9%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,138
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,232
3.9% 2/1/25	3,400	3,605
Cenovus Energy, Inc. 3.8% 9/15/23	10,231	10,579
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,133
DCP Midstream Operating LP 3.875% 3/15/23	3,530	3,583
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,437
Energy Transfer Partners LP:
3.6% 2/1/23	3,281	3,355
4.2% 9/15/23	1,661	1,737
4.5% 4/15/24	650	687
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,533
EQT Corp. 2.5% 10/1/20	2,725	2,721
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	3,022	3,128
3.95% 9/1/22	775	806
MPLX LP:
3.375% 3/15/23	5,069	5,186
4% 2/15/25	500	521
4.5% 7/15/23	990	1,049
Newfield Exploration Co. 5.625% 7/1/24	1,986	2,166
Occidental Petroleum Corp.:
2.7% 8/15/22	648	653
2.9% 8/15/24	2,142	2,152
3.2% 8/15/26	288	290
3.5% 8/15/29	907	916
4.85% 3/15/21	5,787	5,966
Petrobras Global Finance BV 5.299% 1/27/25	7,000	7,574
Petroleos Mexicanos:
5.35% 2/12/28	3,350	3,244
6.49% 1/23/27 (a)	8,770	9,230
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,274
3.85% 10/15/23	2,649	2,736
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,109
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,035
4.55% 6/24/24	4,547	4,868
Western Gas Partners LP 5.375% 6/1/21	7,300	7,516
Williams Partners LP:
3.6% 3/15/22	9,470	9,720
4.3% 3/4/24	4,990	5,271
		129,012

TOTAL ENERGY		134,150

FINANCIALS - 19.1%
Banks - 9.4%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,783
3.004% 12/20/23 (b)	6,528	6,667
3.864% 7/23/24 (b)	5,000	5,268
3.974% 2/7/30 (b)	6,800	7,433
4.2% 8/26/24	8,640	9,258
4.25% 10/22/26	3,412	3,730
4.45% 3/3/26	3,485	3,826
Bank of Nova Scotia 4.5% 12/16/25	6,400	6,977
Barclays PLC:
2.875% 6/8/20	4,810	4,821
3.25% 1/12/21	3,509	3,542
3.932% 5/7/25 (b)	4,030	4,202
Capital One NA 2.15% 9/6/22	1,811	1,808
CIT Group, Inc. 4.75% 2/16/24	5,000	5,344
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,353
2.7% 10/27/22	11,000	11,173
2.75% 4/25/22	4,500	4,567
2.9% 12/8/21	4,703	4,774
4.6% 3/9/26	3,280	3,610
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,320
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,111
First Horizon National Corp. 3.5% 12/15/20	7,958	8,054
HSBC Holdings PLC:
3.262% 3/13/23 (b)	4,790	4,887
4% 3/30/22	3,778	3,940
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,822
3.15% 3/14/21	4,700	4,760
7% 12/15/20	1,204	1,264
ING Groep NV 3.15% 3/29/22	4,500	4,602
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	4,600	4,653
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,911
JPMorgan Chase & Co.:
3.514% 6/18/22 (b)	9,500	9,704
3.797% 7/23/24 (b)	4,840	5,091
3.875% 9/10/24	5,168	5,493
4.125% 12/15/26	5,070	5,546
4.5% 1/24/22	4,210	4,417
KeyCorp 5.1% 3/24/21	4,303	4,472
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,846
2.95% 3/1/21	4,196	4,242
3.455% 3/2/23	6,000	6,215
Regions Financial Corp.:
2.75% 8/14/22	5,593	5,680
3.2% 2/8/21	4,701	4,757
3.8% 8/14/23	2,053	2,162
Royal Bank of Scotland Group PLC:
4.519% 6/25/24 (b)	6,878	7,277
5.125% 5/28/24	5,130	5,524
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	5,000	5,190
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,094
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,716
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,539
Wells Fargo & Co.:
3.75% 1/24/24	5,350	5,653
4.3% 7/22/27	9,780	10,727
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,798	1,864
		259,669
Capital Markets - 2.5%
Credit Suisse Group AG 4.207% 6/12/24 (a)(b)	10,000	10,550
Deutsche Bank AG New York Branch 3.15% 1/22/21	3,413	3,418
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,196	6,267
3% 4/26/22	4,000	4,046
3.2% 2/23/23	13,500	13,885
Moody's Corp. 2.75% 12/15/21	1,959	1,986
Morgan Stanley:
2.5% 4/21/21	3,000	3,019
3.125% 1/23/23	5,609	5,760
3.737% 4/24/24 (b)	5,698	5,958
3.875% 1/27/26	4,600	4,957
4.875% 11/1/22	3,010	3,227
5.75% 1/25/21	4,378	4,561
		67,634
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,938
3.5% 5/26/22	1,109	1,140
4.125% 7/3/23	2,092	2,204
4.45% 12/16/21	1,512	1,575
Ally Financial, Inc. 4.25% 4/15/21	7,800	8,004
Capital One Financial Corp.:
3.2% 1/30/23	6,000	6,169
3.9% 1/29/24	4,480	4,731
Discover Financial Services:
3.85% 11/21/22	196	205
4.5% 1/30/26	2,428	2,652
5.2% 4/27/22	5,287	5,638
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,332
3.336% 3/18/21	7,800	7,842
3.339% 3/28/22	2,657	2,673
4.14% 2/15/23	5,500	5,613
4.25% 9/20/22	4,080	4,189
GE Capital International Funding Co. 2.342% 11/15/20	5,430	5,424
Hyundai Capital America 3% 10/30/20 (a)	6,329	6,372
Synchrony Financial:
2.85% 7/25/22	726	733
3.75% 8/15/21	4,450	4,543
4.25% 8/15/24	5,000	5,273
4.375% 3/19/24	6,708	7,108
		91,358
Diversified Financial Services - 1.0%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	787	804
3.95% 7/1/24 (a)	1,046	1,085
AXA Equitable Holdings, Inc. 4.35% 4/20/28	5,800	6,231
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	3,068
3.875% 8/15/22	9,128	9,507
4.125% 6/15/26	1,347	1,438
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,747
		26,880
Insurance - 2.9%
AIA Group Ltd. 3.9% 4/6/28 (a)	8,500	9,143
American International Group, Inc.:
4.2% 4/1/28	7,000	7,717
4.875% 6/1/22	6,517	6,975
Aon PLC 3.875% 12/15/25	6,215	6,657
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,593
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	2,420	2,573
4.8% 7/15/21	4,925	5,117
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	7,902
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,556
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	2,921
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,394
Unum Group:
4% 3/15/24	3,330	3,515
5.625% 9/15/20	5,021	5,157
Willis Group North America, Inc. 4.5% 9/15/28	5,500	6,081
		79,301

TOTAL FINANCIALS		524,842

HEALTH CARE - 3.2%
Biotechnology - 0.2%
AbbVie, Inc. 2.3% 11/21/22 (a)	6,860	6,872
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	4,165
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22	597	606
Anthem, Inc. 3.35% 12/1/24	4,000	4,170
Centene Corp. 4.75% 1/15/25 (a)(c)	2,115	2,197
Cigna Corp.:
3.75% 7/15/23	2,423	2,533
4.375% 10/15/28	8,024	8,901
4.75% 11/15/21 (a)	2,329	2,436
CVS Health Corp.:
4.1% 3/25/25	5,945	6,384
4.3% 3/25/28	5,860	6,388
UnitedHealth Group, Inc.:
2.75% 2/15/23	684	697
3.35% 7/15/22	1,155	1,196
		35,508
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.:
2.875% 8/15/20 (a)	3,000	3,021
2.9% 7/26/24 (a)	6,730	6,941
3.2% 6/15/26 (a)	6,805	7,152
Elanco Animal Health, Inc.:
3.912% 8/27/21	501	514
4.272% 8/28/23	641	671
Mylan NV 4.55% 4/15/28	9,726	10,433
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,631
Perrigo Finance PLC 3.5% 12/15/21	351	354
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	8,073
Zoetis, Inc. 3.25% 2/1/23	1,553	1,598
		41,388

TOTAL HEALTH CARE		87,933

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,302
3.8% 10/7/24 (a)	2,162	2,289
		8,591
Airlines - 0.9%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,785	5,875
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,437
3.8% 4/19/23	2,800	2,887
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,217	4,249
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	4,892	5,084
		23,532
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	3,340	3,368
Roper Technologies, Inc. 3% 12/15/20	3,140	3,169
		6,537
Machinery - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,291
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.625% 7/1/22	3,000	3,026
3.375% 6/1/21	4,710	4,785
4.25% 2/1/24	2,956	3,158
4.75% 3/1/20	2,913	2,931
		13,900

TOTAL INDUSTRIALS		54,851

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 3.2% 4/1/24	1,056	1,094
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,430	9,710
5.45% 6/15/23 (a)	3,000	3,251
		14,055
IT Services - 0.3%
The Western Union Co.:
2.85% 1/10/25	1,255	1,253
4.25% 6/9/23	5,500	5,807
		7,060
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 4.185% 2/15/27	6,550	6,889

TOTAL INFORMATION TECHNOLOGY		28,004

MATERIALS - 0.7%
Chemicals - 0.4%
LYB International Finance II BV 3.5% 3/2/27	3,160	3,291
The Mosaic Co.:
3.25% 11/15/22	1,917	1,959
4.25% 11/15/23	5,095	5,433
		10,683
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	9,174

TOTAL MATERIALS		19,857

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Boston Properties, Inc.:
3.2% 1/15/25	3,000	3,101
3.85% 2/1/23	3,900	4,092
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,281
5% 7/1/25	1,529	1,646
Duke Realty LP 3.625% 4/15/23	1,976	2,050
Equity One, Inc. 3.75% 11/15/22	8,200	8,509
HCP, Inc. 4.25% 11/15/23	5,100	5,457
Hudson Pacific Properties LP 4.65% 4/1/29	3,861	4,255
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,109
3.4% 11/1/22	2,493	2,570
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,241
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,246
4.5% 1/15/25	1,111	1,177
4.5% 4/1/27	3,298	3,574
4.95% 4/1/24	1,104	1,193
5.25% 1/15/26	3,160	3,486
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,398
4.25% 2/1/26	2,246	2,376
4.625% 7/15/22	2,122	2,214
Ventas Realty LP:
2.65% 1/15/25	3,986	4,002
3% 1/15/30	2,083	2,069
3.125% 6/15/23	885	908
3.5% 4/15/24	2,379	2,487
4% 3/1/28	1,168	1,258
Welltower, Inc. 3.625% 3/15/24	2,553	2,684
WP Carey, Inc.:
3.85% 7/15/29	633	669
4.6% 4/1/24	5,173	5,537
		78,589
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,570
4.1% 10/1/24	377	398
Digital Realty Trust LP 3.95% 7/1/22	4,592	4,785
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,252
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,780
Tanger Properties LP 3.75% 12/1/24	3,076	3,139
Washington Prime Group LP 3.85% 4/1/20	4,940	4,928
		21,852

TOTAL REAL ESTATE		100,441

UTILITIES - 3.6%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,746
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	6,273
Duke Energy Corp. 1.8% 9/1/21	1,793	1,788
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	380
Edison International 2.95% 3/15/23	1,206	1,201
Eversource Energy 2.8% 5/1/23	4,679	4,755
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,274
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,785
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,449
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,060
Southern Co. 2.35% 7/1/21	7,954	7,986
Tampa Electric Co. 5.4% 5/15/21	1,635	1,710
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,723
Wisconsin Electric Power Co. 2.95% 9/15/21	768	781
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,738
		46,668
Gas Utilities - 0.3%
Dominion Gas Holdings LLC:
2.5% 11/15/24	1,168	1,171
3% 11/15/29	5,500	5,484
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,359
		8,014
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	806	812
Multi-Utilities - 1.6%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	6,000	6,315
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,681
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(d)	4,542	4,173
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (b)(d)	4,221	4,010
2.715% 8/15/21	4,237	4,264
NiSource, Inc.:
2.65% 11/17/22	5,299	5,358
2.95% 9/1/29	4,000	4,001
3.65% 6/15/23	6,894	7,203
Sempra Energy 2.875% 10/1/22	1,677	1,704
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(d)	3,383	3,030
		44,739

TOTAL UTILITIES		100,233

TOTAL NONCONVERTIBLE BONDS
(Cost $1,174,232)		1,219,170

U.S. Government and Government Agency Obligations - 29.2%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Notes 0.25% 7/15/29	51,600	52,229
U.S. Treasury Obligations - 27.3%
U.S. Treasury Notes:
1.375% 3/31/20	$41,203	$41,161
1.5% 9/30/21	27,582	27,512
2.125% 5/15/25	99,375	101,700
2.25% 2/15/27 (e)	231,081	239,229
2.375% 8/15/24	172,674	178,421
3.125% 11/15/28	147,777	164,315

TOTAL U.S. TREASURY OBLIGATIONS		752,338

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $776,208)		804,567

U.S. Government Agency - Mortgage Securities - 3.8%
Fannie Mae - 3.3%
2.5% 10/1/31 to 1/1/33	8,776	8,856
3% 3/1/30 to 6/1/33	51,794	53,246
3.5% 9/1/34	7,659	8,016
4.5% 3/1/39 to 9/1/49	15,920	17,048
5.5% 11/1/34 to 6/1/36	2,398	2,671
6.5% 7/1/32 to 8/1/36	1,445	1,659
7% 8/1/25 to 2/1/32	6	7
7.5% 11/1/22 to 8/1/29	43	47

TOTAL FANNIE MAE		91,550

Freddie Mac - 0.2%
5.5% 3/1/34 to 7/1/35	4,030	4,492
7.5% 7/1/27 to 1/1/33	12	13

TOTAL FREDDIE MAC		4,505

Ginnie Mae - 0.3%
7% to 7% 1/15/28 to 11/15/32	1,114	1,271
4.5% 6/20/48	5,734	6,032

TOTAL GINNIE MAE		7,303

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $102,256)		103,358

Asset-Backed Securities - 4.4%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$2,034	$2,050
Series 2019-2 Class A, 3.376% 10/16/39 (a)	3,028	3,013
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	23,000	23,090
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.833% 2/25/35 (b)(d)	950	948
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/39 (a)	3,085	3,136
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	3,031	3,047
Consumer Loan Underlying Bond Credit Trust Series 2019-P2 Class A, 2.47% 10/15/26 (a)	6,140	6,146
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	889	889
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	2,213	2,208
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,115	2,113
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	5,279	5,475
Ford Credit Auto Owner Trust Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,151
GM Financial Automobile Leasing Trust Series 2019-2 Class A3, 2.67% 3/21/22	1,933	1,947
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,402	1,417
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,126
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,749	1,750
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,423	1,473
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,211	4,209
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 6.958% 8/25/34 (b)(d)	186	190
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (b)(d)	266	266
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.953% 1/25/36 (b)(d)	665	670
SBA Tower Trust:
Series 2019-1 2.836% 1/15/50 (a)	2,861	2,894
3.168% 4/9/47 (a)	6,190	6,259
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	4,883	4,894
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (b)(d)	145	142
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,518	2,581
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	3,616	3,601
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,752	2,863
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	5,702	5,867
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	827	832
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (a)(b)(d)	1,745	1,272
Verizon Owner Trust:
Series 2018-A Class B, 3.38% 4/20/23	6,700	6,876
Series 2019-C Class C, 2.16% 4/22/24	6,400	6,384
VOLT XXVIII LLC Series 2019-NPL6 Class A1A, 3.2282% 10/25/49 (a)	3,275	3,278
TOTAL ASSET-BACKED SECURITIES
(Cost $118,304)		121,057

Collateralized Mortgage Obligations - 3.7%
Private Sponsor - 3.0%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	8,272	8,369
Series 2019-33 Class N, 3% 3/25/48	16,713	17,068
sequential payer Series 2019-14 Class DA, 4% 3/25/48	3,843	3,990
Series 2013-16 Class GP, 3% 3/25/33	6,063	6,129
Series 2015-28 Class JE, 3% 5/25/45	5,676	5,815
Series 2016-19 Class AH, 3% 4/25/46	3,609	3,722
Series 2019-59 Class AB, 2.5% 10/25/39	6,020	6,061
Freddie Mac:
sequential payer:
Series 4872 Class AB, 4% 8/15/47	9,400	9,819
Series 4873 Class CA, 4% 7/15/47	9,861	10,294
Series 3949 Class MK, 4.5% 10/15/34	683	723
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	6,036	6,066
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (b)(d)	27	27
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	3,505	3,586
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (a)	1,395	1,409
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(d)	4	4

TOTAL PRIVATE SPONSOR		83,082

U.S. Government Agency - 0.7%
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	11,487	11,933
Series 2019-2 Class MA, 3.5% 8/25/58	6,001	6,221

TOTAL U.S. GOVERNMENT AGENCY		18,154

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $100,852)		101,236

Commercial Mortgage Securities - 10.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(f)	2	0
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)(c)	1,776	1,829
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,379	3,401
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,485
Series 2019-B12 Class XA, 1.2066% 8/15/52 (b)(f)	25,576	1,919
Series 2019-B14 Class XA, 0.7959% 12/15/61 (b)(f)	25,082	1,429
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 2.6654% 11/15/35 (a)(b)(d)	4,042	4,038
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(d)	4,950	4,955
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	1,568	1,570
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(d)	1,328	1,328
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(d)	4,256	4,263
Citigroup Commercial Mortgage Trust sequential payer Series 2014-GC23 Class A3, 3.356% 7/10/47	4,430	4,645
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,507	1,525
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,873	4,957
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,570
Series 2013-CR13 Class AM, 4.449% 11/10/46	4,399	4,735
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,652
Series 2013-LC6 Class ASB, 2.478% 1/10/46	4,885	4,909
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,976
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,830
Freddie Mac:
sequential payer:
Series 2013-K026 Class A2, 2.51% 11/25/22	8,603	8,747
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	8,849
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,171
Series K057 Class A2, 2.57% 7/25/26	5,509	5,669
Series K058 Class A2, 2.653% 8/25/26	8,556	8,839
Series K061 Class A2, 3.347% 11/25/26	6,618	7,112
Series K065 Class A2, 3.243% 4/25/27	6,566	7,028
Series K064 Class A2, 3.224% 3/25/27	8,360	8,928
Series K068 Class A2, 3.244% 8/25/27	6,357	6,808
Series K079 Class A1, 3.729% 2/25/28	1,715	1,864
Series K734 Class A2, 3.208% 2/25/26	5,541	5,851
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	10,016
Class A3, 3.482% 1/10/45	3,142	3,205
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,245	8,567
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,146	4,215
Series 2013-GC13 Class A/S, 4.219% 7/10/46 (a)(b)	13,365	14,224
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,498
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 9/15/29 (a)(b)(d)	2,510	2,510
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	2,487	2,649
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,159
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,440	2,508
Series 2013-C16 Class A/S, 4.5169% 12/15/46	3,517	3,779
Series 2018-AON Class D, 4.767% 7/5/31 (a)(b)	5,354	5,647
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,349
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2987% 8/15/46 (b)	1,650	1,757
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,715
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,112	4,235
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,706
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	3,999
Series 2011-C3 Class AJ, 5.4193% 7/15/49 (a)(b)	3,055	3,179
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(b)	297	298
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2121% 12/15/50 (b)(f)	93,445	5,996
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,535
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,942	2,992
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,161
Series 2013-C11 Class ASB, 2.63% 3/15/45	5,695	5,743
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,529
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $267,763)		274,053

Municipal Securities - 0.2%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,563
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,899
TOTAL MUNICIPAL SECURITIES
(Cost $5,328)		5,462

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,963
Province of Quebec 2.375% 1/31/22	6,291	6,369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,096)		17,332

Bank Notes - 1.9%
Capital One NA 2.95% 7/23/21	3,430	3,475
CIT Bank NA 2.969% 9/27/25 (b)	6,740	6,674
Compass Bank:
2.875% 6/29/22	$9,407	$9,550
3.5% 6/11/21	2,603	2,648
Discover Bank:
(Delaware) 3.2% 8/9/21	3,500	3,558
3.1% 6/4/20	2,441	2,451
3.35% 2/6/23	7,000	7,214
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,689
RBS Citizens NA 2.65% 5/26/22	3,090	3,128
SunTrust Banks, Inc. 2.75% 5/1/23	4,300	4,373
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,769
TOTAL BANK NOTES
(Cost $52,837)		53,529
	Shares	Value (000s)

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (g)
(Cost $20,620)	200,784	20,472

Money Market Funds - 0.8%
Fidelity Cash Central Fund 1.61% (h)
(Cost $21,366)	21,361,572	21,366
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,656,862)		2,741,602
NET OTHER ASSETS (LIABILITIES) - 0.4%		9,653
NET ASSETS - 100%		$2,751,255

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	424	March 2020	$50,443	$(104)	$(104)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,079,000 or 13.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $340,000.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$105
Fidelity Specialized High Income Central Fund	368
Total	$473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$33,454	$581	$13,467	$(326)	$230	$20,472	4.0%
Total	$33,454	$581	$13,467	$(326)	$230	$20,472

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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